Note 21 - Fair Value of Financial Instruments - Estimated Fair Value of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Securities available for sale	$ 148,090	$ 107,592
Loans receivable, net	642,630	596,392
Reported Value Measurement [Member]
Cash and cash equivalents	86,269	44,399
Securities available for sale	148,090	107,592
Equity securities	149	167
Loans held for sale	6,186	3,606
Loans receivable, net	642,630	596,392
FHLB stock	932	854
Accrued interest receivable	3,102	2,251
Deposits	795,204	673,870
Accrued interest payable	140	420
Commitments to extend credit	261	14
Commitments to sell loans	(44)	(16)
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	86,269	44,399
Securities available for sale	148,090	107,592
Equity securities	149	167
Loans held for sale	6,186	3,606
Loans receivable, net	648,275	600,863
FHLB stock	932	854
Accrued interest receivable	3,102	2,251
Deposits	795,927	673,945
Accrued interest payable	140	420
Commitments to extend credit	261	14
Commitments to sell loans	(44)	(16)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	86,269
Securities available for sale
Equity securities
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Deposits
Accrued interest payable
Commitments to extend credit
Commitments to sell loans
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Securities available for sale	148,090
Equity securities	149
Loans held for sale	6,186
Loans receivable, net	648,275
FHLB stock	932
Accrued interest receivable	3,102
Deposits	795,927
Accrued interest payable	140
Commitments to extend credit
Commitments to sell loans
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Securities available for sale
Equity securities
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Deposits
Accrued interest payable
Commitments to extend credit
Commitments to sell loans
Portion at Other than Fair Value Measurement [Member]
Cash and cash equivalents
Securities available for sale
Equity securities
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Deposits
Accrued interest payable
Commitments to extend credit	180,330	178,804
Commitments to sell loans	$ 24,746	$ 10,098